Business Combination (Tables)	9 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Schedule of Final Purchase Price Allocation at Fair Value

A summary of the final purchase price allocation at fair value as of January 11, 2017 is as below:

Cash	$85,742
Accounts receivable, net	89,650
Inventory	154,943
Prepaid expenses and other current assets	243,107
Property and equipment, net	11,578
Intangibles asset, net	320,000
Goodwill	16,999
Accrued expenses and other payables	(15,216)
Advance from customers	(240,139)
Income tax payable	(13,864)
Deferred tax liability	(52,800)
$600,000